Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2025
	RMB	RMB
Advance from shippers and truckers (1)	533,158	434,512
Salaries and welfare payables	274,216	334,587
Deposit from truckers for value added services	23,185	28,574
Accrued rental and other service fees	90,550	108,120
Accrual for purchase of property and equipment	74,472	127,486
Proceeds prepaid by investors of certain subsidiaries	100,000	43,387
Contingent consideration in relation to business combination	—	43,000
Others	46,177	91,613

Total	1,141,758	1,211,279

(1)	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage service and other valued-added service.